NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation expenses
Share-based compensation expense	$ 415	$ 340	$ 1,382
Fulfillment
Share-based compensation expenses
Share-based compensation expense	0	12	15
Selling and marketing
Share-based compensation expenses
Share-based compensation expense	34	99	142
General and administrative
Share-based compensation expenses
Share-based compensation expense	$ 381	$ 229	$ 1,225